Related Party Transactions - Schedule of significant related party transactions, lease liabilities outstanding balance and interest expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Outstanding balance:
Less: current portion (shown as ‘current lease liabilities’)	$ (481)	$ (251)
Net Lease liabilities	868	338
Interest expense on lease liabilities	15	8	$ 9
CyberLink
Outstanding balance:
Total lease liabilities	381	145
Less: current portion (shown as ‘current lease liabilities’)	(238)	(145)
Net Lease liabilities	143	0
Interest expense on lease liabilities	$ 6	$ 5	$ 4